Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caymus Capital Partners

Address: 10001 Woodloch Forest Drive, #225
	 The Woodlands, TX  77380


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Morgan Whatley
Title:     Chief Compliance Officer
Phone:     281-203-5284


Signature, Place, and Date of Signing:

     /s/ Morgan Whatley, The Woodlands, TX,     May 13, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $192176 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum Corp        COM       	032511107     7223 82600    SH       Sole    None          Sole
Cabot Oil & Gas, Corp.         COM      	127097103     3305 48880    SH       Sole    None          Sole
Cimarex Energy Company         COM       	171798101    16106 213500   SH       Sole    None          Sole
Comstock Resources, Inc.       COM       	205768203     3343 205700   SH       Sole    None          Sole
Concho Resources, Inc.         COM       	20605P101     8282 85000    SH       Sole    None          Sole
Continental Resources, Inc.    COM       	212015101    12031 138400   SH       Sole    None          Sole
EQT Corp.                      COM       	26884L109    23061 340385   SH       Sole    None          Sole
Newfield Exploration Company   COM       	651290108     7374 328900   SH       Sole    None          Sole
Northern Oil & Gas, Inc.       COM       	665531109    13010 904747   SH       Sole    None          Sole
Pioneer Natural Resources, Inc.COM       	723787107    20075 161571   SH       Sole    None          Sole
Rosetta Resources, Inc.        COM       	777779307     8364 175795   SH       Sole    None          Sole
SM Energy Company              COM       	78454L100    27853 470335   SH       Sole    None          Sole
Suncor Energy Inc.             COM       	867224107    12180 405867   SH       Sole    None          Sole
Whiting Petroleum Corp.        COM       	966387102    19990 393200   SH       Sole    None          Sole
WPX Energy Inc.                COM       	98212B103     9977 622800   SH       Sole    None          Sole